UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.93%

Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	7,670,739	$195,757
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	11,793,135	183,737
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	6,410,338	96,347
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(d)	3,581,721	94,164
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(d)	9,342,414	188,904
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	10,278,022	187,985
Total Investments in Underlying Funds (cost $1,021,803,991)		946,894

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.12%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $1,200,000 of U.S. Treasury Note at 2.750% due 04/30/2023; value: $1,220,119; proceeds: $1,192,966 (cost $1,192,918)	$1,193	1,193
Total Investments in Securities 100.05% (cost $1,022,996,909)		948,087
Liabilities in Excess of Other Assets (0.05)%		(513)
Net Assets 100.00%		$947,574

*	Non-income producing security.
(a)	Affiliated issuer (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$946,894	$—	$—	$946,894
Short-Term Investment
Repurchase Agreement	—	1,193	—	1,193
Total	$946,894	$1,193	$—	$948,087

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.75%

Advertising 2.25%

Trade Desk, Inc. (The) Class A*	315	$45

Aerospace & Defense 6.00%

Boeing Co. (The)*	310	120

Apparel 2.80%

NIKE, Inc. Class B	682	56

Biotechnology 7.10%

Exact Science Corp.*	569	51
Sage Therapeutics, Inc.*	228	33
Vertex Pharmaceuticals, Inc.*	302	58
Total		142

Computer Software 22.35%

Alteryx, Inc. Class A*	629	45
Atlassian Corp. plc Class A*(a)(Australia)	745	73
Everbridge, Inc.*	713	44
Microsoft Corp.*	940	98
Paycom Software, Inc.*	306	45
PayPal Holdings, Inc.*	643	57
Salesforce.com, Inc.*	280	43
Workday, Inc. Class A*	234	42
Total		447

Drugs 5.40%

DexCom, Inc.*	439	62
GW Pharmaceuticals plc ADR*	323	46
Total		108

Electrical Equipment 1.50%

Xilinx, Inc.*	268	30

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
Entertainment 2.00%

Live Nation Entertainment, Inc.*	743	$40

Equity Real Estate Investment Trusts 2.05%

American Tower Corp.*	238	41

Financial Services 4.15%

Mastercard, Inc. Class A	392	83

Health Care Products 5.40%

Glaukos Corp.*	643	41
Intuitive Surgical, Inc.*	128	67
Total		108

Health Care Services 4.55%

UnitedHealth Group, Inc.	337	91

Leisure 2.10%

Planet Fitness, Inc. Class A*	727	42

Retail 2.50%

Starbucks Corp.*	728	50

Specialty Retail 2.00%

Procter & Gamble Co. (The)	417	40

Technology 26.60%

Alphabet, Inc. Class A*	75	84
Amazon.com, Inc.*	81	139
Etsy, Inc.*	719	39
Facebook, Inc. Class A*	499	83
Match Group, Inc.*	749	40
Netflix, Inc.*	138	47

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
Technology (continued)

RingCentral, Inc. Class A*	395	$37
Twilio, Inc. Class A*	567	63
Total		532
Total Common Stocks (cost $1,975,213)		1,975
Other Assets in Excess of Liabilities 1.25%		25
Net Assets 100.00%		$2,000

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,975	$—	$—	$1,975
Total	$1,975	$—	$—	$1,975

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2019

Investments	Shares		Fair Value (000)
COMMON STOCKS 98.79%

Airlines 0.81%

Delta Air Lines, Inc.		329,048	$16,265

Auto Components 1.17%

Lear Corp.		151,799	23,366

Banks 16.57%

Bank of America Corp.		2,743,560	78,109
Citigroup, Inc.		827,334	53,330
East West Bancorp, Inc.		446,433	22,465
JPMorgan Chase & Co.		805,843	83,405
Royal Bank of Scotland Group PLC(a)	GBP	7,321,289	23,225
Signature Bank		148,640	18,923
Wells Fargo & Co.		1,079,638	52,805
Total			332,262

Beverages 3.61%

Coca-Cola Co. (The)		581,730	27,999
PepsiCo, Inc.		393,700	44,358
Total			72,357

Biotechnology 0.76%

Gilead Sciences, Inc.		218,353	15,287

Capital Markets 0.99%

Goldman Sachs Group, Inc. (The)		100,616	19,923

Chemicals 2.53%

DowDuPont, Inc.		942,632	50,723

Communications Equipment 4.40%

Cisco Systems, Inc.		1,564,748	73,997
F5 Networks, Inc.*		88,489	14,242
Total			88,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2019

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 4.04%

AT&T, Inc.	893,982	$26,873
Verizon Communications, Inc.	983,410	54,147
Total		81,020

Electric: Utilities 3.37%

Duke Energy Corp.	166,622	14,626
Edison International	553,498	31,533
NextEra Energy, Inc.	119,551	21,397
Total		67,556

Electrical Equipment 2.29%

AMETEK, Inc.	336,226	24,511
Hubbell, Inc.	196,356	21,467
Total		45,978

Energy Equipment & Services 1.05%

National Oilwell Varco, Inc.	717,545	21,153

Entertainment 1.95%

Walt Disney Co. (The)	350,291	39,064

Equity Real Estate Investment Trusts 2.86%

Boston Properties, Inc.	135,866	17,916
Prologis, Inc.	570,673	39,468
Total		57,384

Food & Staples Retailing 2.12%

Walmart, Inc.	443,082	42,461

Health Care Equipment & Supplies 1.66%

Abbott Laboratories	360,100	26,280
Boston Scientific Corp.*	185,230	7,067
Total		33,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.69%

Anthem, Inc.	112,176	$33,989

Industrial Conglomerates 2.51%

Honeywell International, Inc.	350,382	50,325

Insurance 4.61%

Axis Capital Holdings Ltd.	297,857	15,950
Chubb Ltd. (Switzerland)(b)	313,021	41,647
Hartford Financial Services Group, Inc. (The)	744,666	34,940
Total		92,537

Interactive Media & Services 1.39%

Alphabet, Inc. Class A*	24,830	27,956

Internet & Direct Marketing Retail 0.27%

Alibaba Group Holding Ltd. ADR*	32,286	5,440

Machinery 1.61%

Stanley Black & Decker, Inc.	254,691	32,203

Media 0.52%

Interpublic Group of Cos., Inc. (The)	232,545	5,291
Omnicom Group, Inc.	65,923	5,134
Total		10,425

Metals & Mining 1.67%

Nucor Corp.	359,385	22,009
Steel Dynamics, Inc.	316,368	11,576
Total		33,585

Multi-Line Retail 0.70%

Dollar Tree, Inc.*	145,192	14,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2019

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 8.63%

Chevron Corp.	619,530	$71,029
Marathon Petroleum Corp.	591,330	39,182
Noble Energy, Inc.	1,310,505	29,277
Royal Dutch Shell PLC Class A ADR	544,390	33,605
Total		173,093

Personal Products 1.06%

Unilever NV Registered Shares (United Kingdom)(b)	395,367	21,156

Pharmaceuticals 11.70%

Allegion plc	159,075	22,904
Jazz Pharmaceuticals plc (Ireland)*(b)	72,613	9,141
Johnson & Johnson	584,703	77,812
Merck & Co., Inc.	806,049	59,994
Novartis AG ADR	136,423	11,940
Pfizer, Inc.	1,247,608	52,961
Total		234,752

Road & Rail 0.47%

CSX Corp.	143,290	9,414

Semiconductors & Semiconductor Equipment 1.73%

Intel Corp.	734,578	34,613

Software 4.35%

Microsoft Corp.	457,900	47,819
Oracle Corp.	785,510	39,456
Total		87,275

Specialty Retail 2.84%

Foot Locker, Inc.	399,564	22,332
Home Depot, Inc. (The)	60,742	11,148
O’Reilly Automotive, Inc.*	68,095	23,469
Total		56,949

Technology Hardware, Storage & Peripherals 1.53%

HP, Inc.	1,396,386	30,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2019

Investments	Shares	Fair Value (000)
Tobacco 0.53%

Philip Morris International, Inc.	137,562	$10,554

Trading Companies & Distributors 0.80%

MSC Industrial Direct Co., Inc. Class A	191,139	15,958
Total Common Stocks (cost $1,707,248,057)		1,981,430

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.48%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $29,745,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $30,243,705; proceeds: $29,648,842 (cost $29,647,648)	$29,648	29,648
Total Investments in Securities 100.27% (cost $1,736,895,705)		2,011,078
Liabilities in Excess of Other Assets (0.27)%		(5,344)
Net Assets 100.00%		$2,005,734

ADR	American Depositary Receipt.
GBP	British Pound

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,958,205	$23,225	$—	$1,981,430
Short-Term Investment
Repurchase Agreement	—	29,648	—	29,648
Total	$1,958,205	$52,873	$—	$2,011,078

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 96.28%

Australia 0.29%

Beverages
Coca-Cola Amatil Ltd.	3,440	$21

Belgium 0.52%

Insurance
Ageas	814	38

Canada 1.48%

Metals & Mining 1.21%
Lundin Mining Corp.	9,223	42
Wheaton Precious Metals Corp.	2,178	46
		88
Oil, Gas & Consumable Fuels 0.27%
Suncor Energy, Inc.	600	19
Total Canada		107

China 1.68%

Interactive Media & Services 0.91%
Tencent Holdings Ltd.	1,489	66
Internet & Direct Marketing Retail 0.77%
Alibaba Group Holding Ltd. ADR *	333	56
Total China		122

Denmark 0.46%

Insurance
Tryg A/S	1,298	33

Finland 0.59%

Communications Equipment
Nokia OYJ	6,755	43

France 5.43%

Banks 0.93%
BNP Paribas SA	1,431	68

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Beverages 0.65%
Pernod Ricard SA	284	$47
Construction & Engineering 0.76%
Vinci SA	628	55
Diversified Telecommunication Services 0.59%
Orange SA	2,753	43
Entertainment 0.43%
Vivendi SA	1,225	31
Food Products 0.52%
Danone SA	523	38
Oil, Gas & Consumable Fuels 0.87%
Total SA	1,143	63
Textiles, Apparel & Luxury Goods 0.68%
LVMH Moet Hennessy Louis Vuitton SE	153	49
Total France		394

Germany 3.64%

Hotels, Restaurants & Leisure 0.51%
TUI AG	2,480	37
Industrial Conglomerates 0.73%
Siemens AG Registered Shares	480	53
Insurance 0.91%
Allianz SE Registered Shares	312	66
Real Estate Management & Development 0.76%
Vonovia SE	1,089	55
Semiconductors & Semiconductor Equipment 0.32%
Infineon Technologies AG	1,023	23
Textiles, Apparel & Luxury Goods 0.41%
adidas AG	127	30
Total Germany		264

Hong Kong 0.91%

Insurance
AIA Group Ltd.	7,333	66

Ireland 1.38%

Banks 0.68%
Bank of Ireland Group plc	8,142	49

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Building Products 0.47%
Allegion plc	390	$34
Pharmaceuticals 0.23%
Jazz Pharmaceuticals plc	137	17
Total Ireland		100

Japan 3.71%

Automobiles 0.95%
Toyota Motor Corp.	1,116	69
Beverages 0.29%
Coca-Cola Bottlers Japan Holdings, Inc.	689	21
Entertainment 0.68%
Nintendo Co., Ltd.	160	49
Insurance 0.76%
Tokio Marine Holdings, Inc.	1,126	55
Machinery 0.69%
Komatsu Ltd.	1,900	50
Metals & Mining 0.34%
Sumitomo Metal Mining Co. Ltd.	866	25
Total Japan		269

Luxembourg 0.65%

Real Estate Management & Development
Aroundtown SA	5,345	47

Mexico 0.52%

Banks
Grupo Financiero Banorte SAB de CV	6,843	38

Netherlands 2.83%

Banks 0.54%
ING Groep NV	3,282	39
Health Care Equipment & Supplies 0.29%
Koninklijke Philips NV	532	21
Insurance 0.39%
ASR Nederland NV	657	28
Oil, Gas & Consumable Fuels 1.32%
Royal Dutch Shell plc B Shares	3,107	96

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Semiconductors & Semiconductor Equipment 0.29%
ASML Holding NV	118	$21
Total Netherlands		205

Sweden 0.37%

Oil, Gas & Consumable Fuels
Lundin Petroleum AB	857	27

Switzerland 1.82%

Insurance 0.88%
Swiss Life Holding AG Registered Shares *	156	64
Pharmaceuticals 0.94%
Novartis AG Registered Shares	778	68
Total Switzerland		132

Taiwan 0.65%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	6,344	47

United Kingdom 7.19%

Aerospace & Defense 0.62%
BAE Systems plc	6,664	45
Banks 0.80%
Royal Bank of Scotland Group PLC	18,219	58
Biotechnology 0.39%
Myovant Sciences Ltd. *	1,545	28
Capital Markets 0.65%
BrightSphere Investment Group plc	3,775	47
Chemicals 0.39%
Linde plc	175	28
Household Products 0.64%
Reckitt Benckiser Group plc	604	46
Machinery 0.63%
Pentair plc	1,108	46
Metals & Mining 0.30%
Anglo American plc	849	22
Multi-Utilities 0.62%
National Grid plc	4,123	45

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Personal Products 0.73%
Unilever NV CVA	996	$53
Pharmaceuticals 0.58%
AstraZeneca plc ADR	1,150	42
Tobacco 0.32%
British American Tobacco plc	653	23
Wireless Telecommunication Services 0.52%
Vodafone Group plc	20,642	38
Total United Kingdom		521

United States 62.16%

Aerospace & Defense 2.11%
Boeing Co. (The)	225	87
United Technologies Corp.	564	66
		153
Auto Components 0.21%
Lear Corp.	95	15
Banks 4.62%
Bank of America Corp.	2,513	72
Citigroup, Inc.	444	29
JPMorgan Chase & Co.	675	70
Signature Bank	143	18
Sterling Bancorp	1,878	36
TCF Financial Corp.	1,442	32
Wells Fargo & Co.	1,599	78
		335
Beverages 1.41%
Coca-Cola Co. (The)	1,369	66
PepsiCo, Inc.	322	36
		102
Biotechnology 1.20%
AnaptysBio, Inc. *	317	21
BioMarin Pharmaceutical, Inc. *	445	44
Repligen Corp. *	384	22
		87
Capital Markets 1.14%
E*TRADE Financial Corp.	1,057	49
Victory Capital Holdings, Inc. Class A *	3,132	34
		83

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Chemicals 1.48%
Ashland Global Holdings, Inc.	508	$39
Axalta Coating Systems Ltd. *	555	14
DowDuPont, Inc.	411	22
Ecolab, Inc.	98	15
Element Solutions, Inc. *	1,510	17
		107
Commercial Services & Supplies 0.90%
Waste Management, Inc.	682	65
Communications Equipment 0.54%
Palo Alto Networks, Inc. *	183	39
Containers & Packaging 0.28%
Avery Dennison Corp.	190	20
Diversified Telecommunication Services 0.92%
Verizon Communications, Inc.	1,210	67
Electric: Utilities 1.42%
Evergy, Inc.	749	43
FirstEnergy Corp.	1,543	60
		103
Electrical Equipment 0.76%
AMETEK, Inc.	758	55
Electronic Equipment, Instruments & Components 1.05%
Corning, Inc.	1,126	37
Keysight Technologies, Inc. *	525	39
		76
Energy Equipment & Services 0.36%
Baker Hughes a GE Co.	586	14
National Oilwell Varco, Inc.	398	12
		26
Entertainment 0.80%
Netflix, Inc. *	79	27
Walt Disney Co. (The)	280	31
		58
Equity Real Estate Investment Trusts 1.37%
Alexandria Real Estate Equities, Inc.	458	61
Duke Realty Corp.	1,306	38
		99
Exchange- Traded Funds 7.14%
iShares MSCI Emerging Markets ETF	7,651	330
iShares MSCI Japan ETF	3,461	188
		518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Food & Staples Retailing 1.05%
Sysco Corp.	716	$46
Walmart, Inc.	316	30
		76
Food Products 0.58%
Mondelez International, Inc. Class A	904	42
Health Care Equipment & Supplies 2.34%
ABIOMED, Inc. *	65	23
Align Technology, Inc. *	131	33
Boston Scientific Corp. *	1,047	40
Intuitive Surgical, Inc. *	56	29
Teleflex, Inc.	164	45
		170
Health Care Providers & Services 1.85%
Centene Corp. *	283	37
CVS Health Corp.	453	30
Guardant Health, Inc. *	609	25
UnitedHealth Group, Inc.	157	42
		134
Hotels, Restaurants & Leisure 1.17%
Aramark	1,407	46
Chipotle Mexican Grill, Inc. *	73	39
		85
Household Products 0.73%
Procter & Gamble Co. (The)	552	53
Information Technology Services 3.09%
Conduent, Inc. *	2,940	37
DXC Technology Co.	731	47
Global Payments, Inc.	317	36
GoDaddy, Inc. Class A *	329	23
Mastercard, Inc. Class A	159	33
PayPal Holdings, Inc. *	543	48
		224
Interactive Media & Services 3.52%
Alphabet, Inc. Class A *	140	158
Facebook, Inc. Class A *	342	57
IAC/InterActiveCorp. *	189	40
		255
Insurance
Axis Capital Holdings Ltd.	892	48

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet & Direct Marketing Retail 1.94%
Amazon.com, Inc. *	82	$141
Machinery 1.38%
Dover Corp.	429	38
Flowserve Corp.	922	40
Stanley Black & Decker, Inc.	171	22
		100
Metals & Mining 0.22%
Nucor Corp.	256	16
Multi-Line Retail 0.74%
Dollar Tree, Inc. *	557	54
Multi-Utilities 0.70%
Sempra Energy	440	51
Oil, Gas & Consumable Fuels 2.50%
Concho Resources, Inc. *	96	12
EOG Resources, Inc.	336	33
Marathon Petroleum Corp.	779	52
Noble Energy, Inc.	1,086	24
ONEOK, Inc.	676	43
Parsley Energy, Inc. Class A *	933	17
		181
Pharmaceuticals 2.88%
Elanco Animal Health, Inc. *	925	27
Merck & Co., Inc.	1,204	89
Pfizer, Inc.	1,434	61
Zoetis, Inc.	370	32
		209
Semiconductors & Semiconductor Equipment 0.72%
Intel Corp.	644	30
Xilinx, Inc.	196	22
		52
Software 4.76%
Anaplan, Inc. *	254	8
Microsoft Corp.	1,464	153
Oracle Corp.	1,077	54
Red Hat, Inc. *	210	37
RingCentral, Inc. Class A *	276	26
salesforce.com, Inc. *	287	44
Ultimate Software Group, Inc. (The) *	85	23
		345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Specialty Retail 1.52%
Home Depot, Inc. (The)	47	$9
TJX Cos., Inc. (The)	1,285	64
Ulta Salon, Cosmetics & Fragrance, Inc. *	127	37
		110
Technology Hardware, Storage & Peripheral 1.18%
Apple, Inc.	514	86
Tobacco 0.37%
Philip Morris International, Inc.	357	27
Wireless Telecommunication Services 0.55%
T-Mobile US, Inc. *	580	40
Total United States		4,507
Total Common Stocks (cost $6,989,240)		6,981

Preferred Stock 0.44%

Germany

Automobiles
Volkswagen AG (cost $34,579)	189	32

CONVERTIBLE BOND 0.19%

Canada

Pharmaceuticals
Tilray, Inc. †(a) (cost $17,000)	17,000	14

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.76%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $205,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $206,722; proceeds: $199,950 (cost $199,942)	$200	$200
Total Investments in Securities 99.67% (cost $7,240,761)		7,227
Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.33%		24
Net Assets 100.00%		$7,251

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
ETF	Exchange Traded Fund.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	The security has an interest rate 5.00% with a maturity of 10/01/2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$21	$—	$21
Belgium	—	38	—	38
Brunei	48	—	—	48
Canada	107	—	—	107
China	56	66	—	122
Denmark	—	33	—	33
Finland	—	43	—	43
France	—	394	—	394
Germany	—	264	—	264
Hong Kong	—	66	—	66
Ireland	51	49	—	100
Japan	—	269	—	269
Luxembourg	—	47	—	47
Mexico	38	—	—	38
Netherlands	—	205	—	205
Sweden	—	27	—	27
Switzerland	—	132	—	132
Taiwan	—	47	—	47
United Kingdom	191	330	—	521
United States	4,459	—	—	4,459
Preferred Stock	—	32	—	32
Convertible Bond	—	14	—	14
Short-Term Investment
Repurchase Agreement	—	200	—	200
Total	$4,950	$2,277	$—	$7,227

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 95.92%

Canada 1.51%

Metals & Mining 1.05%
Lundin Mining Corp.	5,000	$23
Oil, Gas & Consumable Fuels 0.46%
Seven Generations Energy Ltd. Class A *	1,350	10
Total Canada		33

China 0.74%

Hotels, Restaurants & Leisure
Yum China Holdings, Inc.	443	16

France 7.71%

Beverages 1.47%
Pernod Ricard SA	193	32
Diversified Telecommunication Services 1.88%
Orange SA	2,626	41
Food Products 2.11%
Danone SA	633	46
Pharmaceuticals 1.42%
Sanofi	365	31
Software 0.83%
Ubisoft Entertainment SA *	200	18
Total France		168

Germany 5.60%

Hotels, Restaurants & Leisure 1.01%
TUI AG	1,437	22
Industrial Conglomerates 1.19%
Siemens AG Registered Shares	234	26
Insurance 2.02%
Allianz SE Registered Shares	208	44
Software 1.38%
SAP SE	292	30
Total Germany		122

India 1.24%

Banks
ICICI Bank Ltd. ADR	2,595	27

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Ireland 4.54%

Banks
AIB Group plc	8,291	$37
Bank of Ireland Group plc	10,310	62
Total Ireland		99

Japan 3.86%

Entertainment 1.38%
Nintendo Co., Ltd.	98	30
Food & Staples Retailing 1.61%
Seven & i Holdings Co., Ltd.	815	35
Household Durables 0.87%
Sony Corp.	375	19
Total Japan		84

Luxembourg 1.06%

Real Estate Management & Development
Aroundtown SA	2,604	23

Mexico 2.39%

Banks 1.19%
Grupo Financiero Banorte SAB de CV	4,566	26
Construction Materials 1.20%
Cemex SAB de CV ADR *	4,813	26
Total Mexico		52

Netherlands 6.01%

Banks 2.52%
ING Groep NV	4,674	55
Health Care Equipment & Supplies 1.10%
Koninklijke Philips NV	607	24
Oil, Gas & Consumable Fuels 2.39%
Royal Dutch Shell PLC	1,671	52
Total Netherlands		131

Spain 1.01%

Banks
Banco Bilbao Vizcaya Argentaria SA	3,740	22

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 4.08%

Food Products 1.37%
Nestle SA Registered Shares	340	$30
Pharmaceuticals 2.71%
Novartis AG Registered Shares	683	59
Total Switzerland		89

United Kingdom 12.94%

Banks 3.90%
Royal Bank of Scotland Group PLC	26,781	85
Biotechnology 0.46%
Myovant Sciences Ltd. *	564	10
Capital Markets 0.64%
BrightSphere Investment Group plc	1,155	14
Household Products 2.71%
Reckitt Benckiser Group plc	762	59
Machinery 0.96%
Pentair plc	508	21
Multi-Utilities 1.52%
National Grid plc	3,045	33
Personal Products 1.74%
Unilever NV CVA	702	38
Wireless Telecommunication Services 1.01%
Vodafone Group plc	11,910	22
Total United Kingdom		282

United States 43.23%

Air Freight & Logistics 1.38%
United Parcel Service, Inc. Class B	281	30
Airlines 1.97%
Alaska Air Group, Inc.	258	16
Southwest Airlines Co.	476	27
		43
Banks 2.11%
Bank of America Corp.	838	24
Citigroup, Inc.	342	22
		46
Beverages 2.85%
Coca-Cola Co. (The)	842	41
PepsiCo, Inc.	187	21
		62

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Biotechnology 1.01%
BioMarin Pharmaceutical, Inc. *	224	$22
Capital Markets 1.51%
E*TRADE Financial Corp.	708	33
Chemicals 1.61%
Axalta Coating Systems Ltd. *	516	13
DowDuPont, Inc.	408	22
		35
Electric: Utilities 0.60%
FirstEnergy Corp.	328	13
Electrical Equipment 0.96%
AMETEK, Inc.	286	21
Electronic Equipment, Instruments & Components 1.00%
Corning, Inc.	655	22
Entertainment 2.43%
AMC Entertainment Holdings, Inc.	1,170	17
Walt Disney Co. (The)	320	36
		53
Equity Real Estate Investment Trusts 1.10%
Alexandria Real Estate Equities, Inc.	179	24
Health Care Providers & Services 1.61%
CVS Health Corp.	541	35
Hotels, Restaurants & Leisure 1.79%
Aramark	499	16
McDonald’s Corp.	126	23
		39
Information Technology Services 4.08%
Conduent, Inc. *	2,279	29
DXC Technology Co.	530	34
Mastercard, Inc. Class A	122	26
		89
Insurance 1.19%
Axis Capital Holdings Ltd.	491	26
Interactive Media & Services 2.62%
Alphabet, Inc. Class A *	35	40
IAC/InterActiveCorp. *	82	17
		57
Machinery 0.64%
Stanley Black & Decker, Inc.	112	14
Media 1.15%
Charter Communications, Inc. Class A *	76	25

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Multi-Line Retail 1.29%
Dollar Tree, Inc. *	290	$28
Multi-Utilities 1.01%
Sempra Energy	190	22
Oil, Gas & Consumable Fuels 1.84%
EOG Resources, Inc.	92	9
Marathon Petroleum Corp.	251	17
Noble Energy, Inc.	621	14
		40
Pharmaceuticals 2.43%
Merck & Co., Inc.	480	36
Pfizer, Inc.	406	17
		53
Software 2.02%
Microsoft Corp.	203	21
Oracle Corp.	452	23
		44
Specialty Retail 1.01%
TJX Cos., Inc. (The)	446	22
Wireless Telecommunication Services 2.02%
T-Mobile US, Inc. *	638	44
Total United States		942
Total Common Stocks (cost $2,207,925)		2,090
Total Investments in Securities 95.92% (cost $2,207,925)		2,090
Foreign Cash and Other Assets in Excess of Liabilities 4.08%		89
Net Assets 100.00%		$2,179

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Banks: Regional	$99	$261	$—	$360
Beverages	62	32	—	94
Computer Software	44	48	—	92
Drugs	98	90	—	188
Food	—	111	—	111
Food/Beverage	16	—	—	16
Health Care Products	—	24	—	24
Household Equipment/Products	—	59	—	59
Household Furnishings	—	19	—	19
Insurance	26	44	—	70
Leisure	—	22	—	22
Manufacturing	—	26	—	26
Natural Gas	—	33	—	33
Oil	50	52	—	102
Real Estate Investment Trusts	24	23	—	47
Retail: Specialty	—	38	—	38
Telecommunications	44	63	—	107
Toys	—	30	—	30
Remaining Industries	652	—	—	652
Total	$1,115	$975	$—	$2,090

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.78%

Aerospace & Defense 5.26%

Aerovironment, Inc.*	295,679	$22,963
Boeing Co. (The)	262,885	101,374
HEICO Corp.	237,163	20,040
Teledyne Technologies, Inc.*	164,250	36,828
Total		181,205

Biotechnology 5.12%

Argenx SE ADR*	35,613	3,779
Blueprint Medicines Corp.*	293,257	21,141
Exact Sciences Corp.*	204,242	18,398
Sage Therapeutics, Inc.*	220,762	31,478
Sarepta Therapeutics, Inc.*	196,117	27,400
Vertex Pharmaceuticals, Inc.*	387,545	73,986
Total		176,182

Capital Markets 0.95%

CME Group, Inc.	178,862	32,603

Chemicals 0.89%

Mosaic Co. (The)	952,979	30,762

Diversified Consumer Services 1.36%

Chegg, Inc.*	672,646	23,691
Grand Canyon Education, Inc.*	249,713	23,208
Total		46,899

Electrical Equipment 0.94%

AMETEK, Inc.	443,337	32,319

Electronic Equipment, Instruments & Components 0.91%

Keysight Technologies, Inc.*	421,250	31,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2019

Investments	Shares	Fair Value (000)
Entertainment 5.61%

Live Nation Entertainment, Inc.*	1,035,744	$55,423
Netflix, Inc.*	180,924	61,424
Walt Disney Co. (The)	307,401	34,281
World Wrestling Entertainment, Inc. Class A	508,673	41,884
Total		193,012

Equity Real Estate Investment Trusts 1.01%

American Tower Corp.	201,531	34,833

Food & Staples Retailing 0.70%

Costco Wholesale Corp.	112,995	24,252

Health Care Equipment & Supplies 6.73%

DexCom, Inc.*	539,691	76,112
Glaukos Corp.*	664,859	42,411
Intuitive Surgical, Inc.*	133,360	69,833
Penumbra, Inc.*	297,132	43,236
Total		231,592

Health Care Providers & Services 2.57%

UnitedHealth Group, Inc.	327,256	88,425

Hotels, Restaurants & Leisure 3.15%

Planet Fitness, Inc. Class A*	1,058,893	61,331
Starbucks Corp.	692,965	47,219
Total		108,550

Household Durables 0.75%

Roku, Inc.*	577,417	25,955

Household Products 0.81%

Procter & Gamble Co. (The)	288,267	27,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2019

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.04%

Roper Technologies, Inc.	126,162	$35,737

Information Technology Services 10.28%

Mastercard, Inc. Class A	430,495	90,890
Okta, Inc.*	684,299	56,407
PayPal Holdings, Inc.*	694,452	61,640
Shopify, Inc. Class A (Canada)*(a)	131,685	22,185
Twilio, Inc. Class A*	653,787	72,780
Visa, Inc. Class A	370,369	50,003
Total		353,905

Interactive Media & Services 8.07%

Alphabet, Inc. Class A*	137,775	155,119
Facebook, Inc. Class A*	662,505	110,433
Match Group, Inc.	231,278	12,371
Total		277,923

Internet & Direct Marketing Retail 7.95%

Amazon.com, Inc.*	128,223	220,381
Etsy, Inc.*	978,241	53,461
Total		273,842

Leisure Products 0.49%

YETI Holdings, Inc.*	983,372	16,727

Life Sciences Tools & Services 0.51%

Illumina, Inc.*	62,324	17,438

Pharmaceuticals 2.73%

Elanco Animal Health, Inc.*	230,771	6,734
GW Pharmaceuticals plc ADR*	309,140	44,129
Merck & Co., Inc.	231,534	17,233
Zoetis, Inc.	299,464	25,802
Total		93,898

Semiconductors & Semiconductor Equipment 1.53%

Xilinx, Inc.	471,247	52,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2019

Investments	Shares	Fair Value (000)
Software 23.57%

Alteryx, Inc. Class A*	377,126	$26,832
Atlassian Corp. plc Class A (Australia)*(a)	709,542	69,819
Elastic NV*	346,927	29,489
Everbridge, Inc.*	943,269	58,351
Five9, Inc.*	1,056,388	54,013
HubSpot, Inc.*	210,333	33,298
Intuit, Inc.	167,121	36,068
Microsoft Corp.	1,596,880	166,762
Paycom Software, Inc.*	262,443	38,905
RingCentral, Inc. Class A*	426,139	39,392
salesforce.com, Inc.*	427,943	65,034
ServiceNow, Inc.*	218,913	48,165
Trade Desk, Inc. (The) Class A*	359,102	51,237
Workday, Inc. Class A*	288,033	52,287
Zscaler, Inc.*	863,583	41,771
Total		811,423

Specialty Retail 1.18%

Tractor Supply Co.	473,995	40,479

Technology Hardware, Storage & Peripherals 1.02%

Apple, Inc.	211,567	35,213

Textiles, Apparel & Luxury Goods 2.65%

Lululemon Athletica, Inc. (Canada)*(a)	302,310	44,685
NIKE, Inc. Class B	568,434	46,543
Total		91,228
Total Common Stocks (cost $3,131,543,071)		3,366,143

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.64%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $9,1280,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $92,810,400; proceeds: $90,993,598 (cost $90,989,934)	$90,990	90,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2019

Investments	Fair Value (000)
Total Investments in Securities 100.42% (cost $3,222,533,005)	$3,457,133
Liabilities in Excess of Other Assets (0.42)%	(14,423)
Net Assets 100.00%	$3,442,710

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,366,143	$—	$—	$3,366,143
Short-Term Investment
Repurchase Agreement	—	90,990	—	90,990
Total	$3,366,143	$90,990	$—	$3,457,133

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.05%

Australia 1.91%

Metals & Mining
BHP Group Ltd.	404,306	$10,323

Brazil 3.35%

Banks 2.26%
Banco do Brasil SA	300,800	4,280
Itau Unibanco Holding SA ADR	743,718	7,913
		12,193
Wireless Telecommunication Services 1.09%
TIM Participacoes SA	1,731,400	5,889
Total Brazil		18,082

Canada 3.40%

Aerospace & Defense 1.40%
CAE, Inc.	354,400	7,531
Metals & Mining 1.01%
Lundin Mining Corp.	1,192,000	5,443
Oil, Gas & Consumable Fuels 0.99%
Suncor Energy, Inc.	166,000	5,354
Total Canada		18,328

China 5.47%

Insurance 1.27%
Ping An Insurance Group Co. of China Ltd. Class H	705,000	6,863
Interactive Media & Services 1.31%
Tencent Holdings Ltd.	159,200	7,087
Internet & Direct Marketing Retail 2.18%
Alibaba Group Holding Ltd. ADR *	69,731	11,749
Oil, Gas & Consumable Fuels 0.71%
CNOOC Ltd.	2,276,000	3,804
Total China		29,503

Denmark 1.12%

Insurance
Tryg A/S	236,681	6,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Finland 0.91%

Communications Equipment
Nokia OYJ	775,835	$4,901

France 10.86%

Aerospace & Defense 0.83%
Safran SA	34,215	4,495
Beverages 1.02%
Pernod Ricard SA	33,143	5,499
Construction & Engineering 1.64%
Vinci SA	100,302	8,826
Diversified Telecommunication Services 0.79%
Orange SA	276,040	4,281
Entertainment 1.37%
Vivendi SA	290,413	7,405
Food Products 0.85%
Danone SA	62,807	4,571
Oil, Gas & Consumable Fuels 1.57%
Total SA	153,896	8,437
Personal Products 1.04%
L’Oreal SA	23,202	5,592
Pharmaceuticals 1.02%
Sanofi	63,417	5,512
Textiles, Apparel & Luxury Goods 0.73%
LVMH Moet Hennessy Louis Vuitton SE	12,325	3,954
Total France		58,572

Germany 11.41%

Auto Components 0.98%
Continental AG	33,435	5,284
Automobiles 1.19%
Volkswagen AG	36,677	6,398
Biotechnology 0.52%
MorphoSys AG *	25,733	2,784
Chemicals 1.03%
Symrise AG	66,600	5,532
Industrial Conglomerates 0.91%
Rheinmetall AG	47,229	4,906
Information Technology Services 0.52%
Wirecard AG	16,802	2,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Insurance 1.70%
Allianz SE Registered Shares	43,308	$9,189
Real Estate Management & Development 2.59%
Aroundtown SA	902,668	7,985
Vonovia SE	118,846	5,973
		13,958
Software 1.48%
SAP SE	77,435	8,007
Textiles, Apparel & Luxury Goods 0.49%
adidas AG	11,198	2,664
Total Germany		61,508

Hong Kong 4.45%

Auto Components 0.58%
Xinyi Glass Holdings Ltd.	2,578,000	3,140
Capital Markets 0.72%
Hong Kong Exchanges & Clearing Ltd.	123,600	3,867
Hotels, Restaurants & Leisure 0.87%
Galaxy Entertainment Group Ltd.	676,000	4,707
Insurance 2.06%
AIA Group Ltd.	1,228,400	11,092
Real Estate Investment Trusts 0.22%
Kerry Properties Ltd.	293,622	1,212
Total Hong Kong		24,018

India 2.26%

Banks
HDFC Bank Ltd. ADR	48,746	4,788
ICICI Bank Ltd. ADR	724,384	7,396
		12,184
Total India		12,184

Indonesia 2.75%

Banks
Bank Mandiri Persero Tbk PT	12,001,200	6,432
Bank Rakyat Indonesia Persero Tbk PT	30,192,900	8,369
		14,801
Total Indonesia		14,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Ireland 2.23%

Banks 0.59%
Bank of Ireland Group plc	528,083	$3,169
Construction Materials 0.84%
CRH plc	156,848	4,513
Life Sciences Tools & Services 0.80%
ICON plc *	30,964	4,331
Total Ireland		12,013

Israel 1.07%

Software
Nice Ltd. ADR *	52,470	5,769

Japan 15.16%

Automobiles 1.37%
Toyota Motor Corp.	119,600	7,361
Building Products 0.93%
Daikin Industries Ltd.	46,100	4,990
Chemicals 0.65%
Kansai Paint Co., Ltd.	200,100	3,511
Commercial Services & Supplies 0.97%
Secom Co. Ltd.	62,500	5,233
Construction & Engineering 1.20%
Taisei Corp.	137,700	6,483
Diversified Financial Services 1.42%
ORIX Corp.	506,400	7,639
Electrical Equipment 0.79%
Nidec Corp.	35,500	4,269
Food & Staples Retailing 1.08%
Seven & i Holdings Co., Ltd.	134,100	5,839
Health Care Equipment & Supplies 1.30%
Hoya Corp.	121,000	7,023
Household Durables 1.32%
Sony Corp.	142,300	7,130
Machinery 0.89%
Komatsu Ltd.	182,800	4,814
Personal Products 0.81%
Shiseido Co., Ltd.	73,600	4,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Specialty Retail 0.55%
Bic Camera, Inc.	252,100	$2,964
Trading Companies & Distributors 1.09%
Mitsubishi Corp.	199,800	5,856
Wireless Telecommunication Services 0.79%
NTT DOCOMO, Inc.	177,900	4,274
Total Japan		81,764

Luxembourg 0.63%

Multi-Line Retail
B&M European Value Retail SA	798,410	3,400

Netherlands 4.80%

Banks 1.26%
ING Groep NV	572,618	6,795
Health Care Equipment & Supplies 0.97%
Koninklijke Philips NV	132,210	5,212
Oil, Gas & Consumable Fuels 1.62%
Royal Dutch Shell plc B Shares	282,173	8,761
Semiconductors & Semiconductor Equipment 0.95%
ASML Holding NV	24,354	4,259
ASML Holding NV Registered Shares	4,880	854
		5,113
Total Netherlands		25,881

New Zealand 1.00%

Diversified Telecommunication Services
Spark New Zealand Ltd.	1,923,843	5,408

Norway 0.34%

Banks
Sparebank 1 Oestlandet	182,414	1,832

Philippines 1.52%

Banks
Metropolitan Bank & Trust Co.	5,081,534	8,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Russia 0.76%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	50,733	$4,074

Singapore 1.50%

Banks
United Overseas Bank Ltd.	430,500	8,068

South Korea 1.64%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	212,706	8,869

Sweden 1.54%

Communications Equipment 0.98%
Telefonaktiebolaget LM Ericsson B Shares	592,218	5,279
Oil, Gas & Consumable Fuels 0.56%
Lundin Petroleum AB	94,516	3,023
Total Sweden		8,302

Switzerland 4.85%

Food Products 1.72%
Nestle SA Registered Shares	106,644	9,298
Insurance 1.55%
Swiss Life Holding AG Registered Shares *	20,275	8,364
Pharmaceuticals 1.58%
Novartis AG Registered Shares	97,452	8,508
Total Switzerland		26,170

Taiwan 0.91%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,053	4,893

Turkey 1.05%

Wireless Telecommunication Services
Turkcell Iletisim Hizmetleri AS	2,023,093	5,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 10.17%

Banks 1.20%
Royal Bank of Scotland Group PLC	2,044,613	$6,486
Beverages 0.74%
Coca-Cola European Partners plc *	84,950	3,987
Household Products 0.50%
Reckitt Benckiser Group plc	35,110	2,702
Metals & Mining 1.56%
Anglo American plc	328,691	8,400
Multi-Utilities 1.06%
National Grid plc	522,934	5,694
Oil, Gas & Consumable Fuels 1.30%
BP plc	1,027,813	7,021
Paper & Forest Products 1.01%
Mondi plc	225,411	5,451
Personal Products 1.28%
Unilever NV CVA	128,868	6,901
Pharmaceuticals 1.52%
AstraZeneca plc	113,348	8,211
Total United Kingdom		54,853

United States 0.99%

Insurance
Axis Capital Holdings Ltd.	99,893	5,349
Total Common Stocks (cost $519,095,268)		528,787

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $600,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $610,060; proceeds: $596,352 (cost $596,328)	$596	596
Total Investments in Securities 98.16% (cost $519,691,596)		529,383
Foreign Cash, Cash and Other Assets in Excess of Liabilities 1.84%		9,939
Net Assets 100.00%		$539,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2019

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$10,323	$—	$10,323
Brazil(3)	7,913	10,169	—	18,082
Canada	18,328	—	—	18,328
China	11,749	17,754	—	29,503
Denmark	—	6,039	—	6,039
Finland	—	4,901	—	4,901
France	—	58,572	—	58,572
Germany	—	61,508	—	61,508
Hong Kong	—	24,018	—	24,018
India	12,184	—	—	12,184
Indonesia	—	14,801	—	14,801
Ireland	4,331	7,682	—	12,013
Israel	5,769	—	—	5,769
Japan	—	81,764	—	81,764
Luxembourg	—	3,400	—	3,400
Netherlands	854	25,027	—	25,881
New Zealand	—	5,408	—	5,408
Norway	—	1,832	—	1,832
Philippines	—	8,202	—	8,202
Russia	—	4,074	—	4,074
Singapore	—	8,068	—	8,068
South Korea	—	8,869	—	8,869
Sweden	—	8,302	—	8,302
Switzerland	—	26,170	—	26,170
Taiwan	4,893	—	—	4,893
Turkey	—	5,681	—	5,681
United Kingdom	—	54,853	—	54,853
United States	5,349	—	—	5,349
Short-Term Investment
Repurchase Agreement	—	596	—	596
Total	$71,370	$458,013	$—	$529,383

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $4,365,987 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.89%

Australia 4.29%

Auto Components 0.83%
GUD Holdings Ltd.	688,211	$5,620
Beverages 1.14%
Coca-Cola Amatil Ltd.	1,270,639	7,761
Diversified Financial Services 1.36%
IMF Bentham Ltd.	4,166,020	9,262
Electric: Utilities 0.96%
AusNet Services	5,399,079	6,488
Total Australia		29,131

Brunei 0.99%

Insurance
Axis Capital Holdings Ltd.	125,079	6,698

Canada 10.64%

Aerospace & Defense 1.48%
CAE, Inc.	474,400	10,080
Entertainment 2.05%
Entertainment One Ltd.	2,695,381	13,952
Metals & Mining 2.43%
Hudbay Minerals, Inc.	1,448,066	8,674
Lundin Mining Corp.	1,717,600	7,843
		16,517
Oil, Gas & Consumable Fuels 3.12%
Africa Oil Corp. *	5,580,364	5,149
Arrow Exploration Corp. *	501,118	183
Canacol Energy Ltd. *	2,360,700	7,762
Vermilion Energy, Inc.	329,800	8,082
Paper & Forest Products 1.56%
Interfor Corp. *	775,700	10,573
Total Canada		72,298

China 0.03%

Consumer Finance
China Rapid Finance Ltd. ADR *	183,858	230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Denmark 1.19%

Construction & Engineering
FLSmidth & Co. A/S	171,935	$8,059

Finland 1.80%

Health Care Providers & Services 0.42%
Terveystalo OYJ *†	295,532	2,825
Machinery 0.64%
Konecranes OYJ	126,271	4,372
Trading Companies & Distributors 0.74%
Cramo OYJ	264,777	5,055
Total Finland		12,252

France 2.67%

Construction Materials 0.56%
Vicat SA	75,301	3,766
Health Care Providers & Services 1.36%
Korian SA	260,573	9,268
Specialty Retail 0.75%
Maisons du Monde SA †	198,590	5,117
Total France		18,151

Germany 6.51%

Biotechnology 0.67%
MorphoSys AG *	42,161	4,561
Industrial Conglomerates 1.28%
Rheinmetall AG	83,900	8,715
Interactive Media & Services 1.02%
XING SE	23,165	6,938
Life Sciences Tools & Services 0.98%
Gerresheimer AG	98,334	6,659
Machinery 1.12%
Deutz AG	1,068,500	7,608
Real Estate Management & Development 1.44%
PATRIZIA Immobilien AG	438,738	9,773
Total Germany		44,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 5.51%

Auto Components 1.65%
Xinyi Glass Holdings Ltd.	9,202,000	$11,209
Consumer Finance 1.22%
Sun Hung Kai & Co., Ltd.	17,440,000	8,259
Hotels, Restaurants & Leisure 0.77%
Melco International Development Ltd.	2,237,000	5,249
Pharmaceuticals 0.88%
SSY Group Ltd.	6,660,000	6,002
Semiconductors & Semiconductor Equipment 0.99%
ASM Pacific Technology Ltd.	622,800	6,710
Total Hong Kong		37,429

India 0.89%

Consumer Finance 0.57%
Satin Creditcare Network Ltd. *	1,054,223	3,870
Thrifts & Mortgage Finance 0.32%
Indiabulls Housing Finance Ltd.	228,958	2,150
Total India		6,020

Indonesia 1.57%

Banks 1.39%
Bank Tabungan Negara Persero Tbk PT	48,013,300	9,459
Consumer Finance 0.18%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,221
Total Indonesia		10,680

Ireland 6.48%

Beverages 1.16%
C&C Group plc	2,090,257	7,895
Equity Real Estate Investment Trusts 1.36%
Hibernia REIT plc	6,149,489	9,249
Health Care Providers & Services 1.38%
UDG Healthcare plc	1,226,044	9,334
Household Durables 2.08%
Cairn Homes plc *	2,775,386	4,130
Glenveagh Properties plc *†	10,813,643	10,025
		14,155
Information Technology Services 0.50%
Keywords Studios plc	214,724	3,375
Total Ireland		44,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Israel 0.91%

Food Products
Strauss Group Ltd.	254,236	$6,176

Italy 4.06%

Capital Markets 0.93%
Anima Holding SpA †	1,544,399	6,354
Construction Materials 1.52%
Buzzi Unicem SpA	539,831	10,313
Diversified Financial Services 1.09%
doBank SpA †	540,078	7,374
Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA	97,843	3,538
Total Italy		27,579

Japan 20.22%

Chemicals 0.65%
Kansai Paint Co., Ltd.	252,400	4,429
Construction & Engineering 1.44%
SHO-BOND Holdings Co., Ltd.	138,700	9,801
Containers & Packaging 0.74%
Fuji Seal International, Inc.	150,700	5,006
Distributors 1.02%
PALTAC Corp.	144,200	6,949
Electronic Equipment, Instruments & Components 2.45%
Azbil Corp.	264,500	5,562
Hitachi High-Technologies Corp.	191,400	6,917
Topcon Corp.	309,600	4,175
		16,654
Entertainment 0.61%
Capcom Co., Ltd.	193,000	4,154
Equity Real Estate Investment Trusts 1.59%
GLP J-Reit	10,133	10,769
Food Products 1.06%
Nichirei Corp.	265,300	7,194
Health Care Providers & Services 0.64%
Japan Lifeline Co., Ltd.	286,500	4,360
Hotels, Restaurants & Leisure 1.24%
HIS Co., Ltd.	222,800	8,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Information Technology Services 0.52%
NS Solutions Corp.	134,500	$3,543
Machinery 1.28%
CKD Corp.	190,700	1,789
DMG Mori Co., Ltd.	508,600	6,924
		8,713
Professional Services 1.80%
en-japan, Inc.	102,900	3,870
TechnoPro Holdings, Inc.	158,400	8,324
		12,194
Real Estate Management & Development 1.52%
Kenedix, Inc.	1,953,500	10,286
Specialty Retail 2.45%
Bic Camera, Inc.	683,800	8,040
United Arrows Ltd.	242,700	8,617
		16,657
Thrifts & Mortgage Finance 0.62%
Aruhi Corp.	198,800	4,221
Wireless Telecommunication Services 0.59%
Okinawa Cellular Telephone Co.	112,600	3,992
Total Japan		137,347

Luxembourg 1.26%

Multi-Line Retail
B&M European Value Retail SA	2,005,768	8,541

Netherlands 3.88%

Air Freight & Logistics 0.55%
PostNL NV	1,449,671	3,745
Hotels, Restaurants & Leisure 1.16%
Basic-Fit NV *†	258,804	7,918
Insurance 1.17%
ASR Nederland NV	187,846	7,923
Machinery 1.00%
Aalberts Industries NV	193,854	6,790
Total Netherlands		26,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Philippines 2.73%

Industrial Conglomerates 1.51%
Alliance Global Group, Inc.	39,078,400	$10,280
Real Estate Management & Development 1.22%
Filinvest Land, Inc.	289,015,000	8,264
Total Philippines		18,544

Portugal 1.33%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	2,998,985	9,008

South Korea 0.48%

Food & Staples Retailing
GS Retail Co., Ltd.	100,762	3,264

Spain 5.11%

Food Products 0.55%
Ebro Foods SA	181,697	3,741
Household Durables 1.29%
Neinor Homes SA *†	611,894	8,772
Professional Services 1.77%
Applus Services SA	1,046,555	11,998
Real Estate Management & Development 1.50%
Aedas Homes SAU *†	380,171	10,226
Total Spain		34,737

Sweden 3.48%

Commercial Services & Supplies 2.72%
Bravida Holding AB †	1,440,528	10,558
Loomis AB Class B	220,500	7,911
		18,469
Food & Staples Retailing 0.76%
Axfood AB	297,552	5,210
Total Sweden		23,679

Switzerland 1.27%

Containers & Packaging
SIG Combibloc Group AG *	844,923	8,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 0.51%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	635,000	$3,480

Turkey 0.76%

Wireless Telecommunication Services
Turkcell Iletisim Hizmetleri AS	1,836,761	5,157

United Kingdom 7.65%

Aerospace & Defense 0.55%
Senior plc	1,248,204	3,706
Beverages 1.39%
Britvic plc	819,601	9,467
Capital Markets 0.73%
Man Group plc	2,660,125	4,982
Consumer Finance 1.43%
Arrow Global Group plc	3,818,800	9,722
Electronic Equipment, Instruments & Components 0.71%
accesso Technology Group plc *	258,643	4,860
Insurance 0.00%
Lancashire Holdings Ltd.	1,433	11
Machinery 0.75%
Concentric AB	351,622	5,091
Media 0.74%
Huntsworth plc	3,510,333	5,018
Pharmaceuticals 1.35%
Dechra Pharmaceuticals plc	294,654	9,155
Total United Kingdom		52,012

United States 1.20%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	248,161	8,179

Vietnam 1.47%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	2,348,855	9,963
Total Common Stocks (cost $748,789,454)		671,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $2,640,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $2,684,262; proceeds: $2,627,070 (cost $2,626,964)	$2,627	$2,627
Total Investments in Securities 99.28% (cost $751,416,418)		674,489
Foreign Cash, Cash and Other Assets in Excess of Liabilities 0.72%		4,909
Net Assets 100.00%		$679,398

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$29,131	$—	$29,131
Brunei	6,698	—	—	6,698
Canada	53,197	19,101	—	72,298
China	230	—	—	230
Denmark	—	8,059	—	8,059
Finland(3)	7,880	4,372	—	12,252
France	—	18,151	—	18,151
Germany	—	44,254	—	44,254
Hong Kong	—	37,429	—	37,429
India	—	6,020	—	6,020
Indonesia(3)	—	10,680	—	10,680
Ireland	31,299	12,709	—	44,008
Israel	—	6,176	—	6,176
Italy	—	27,579	—	27,579
Japan(3)	1,789	135,558	—	137,347
Luxembourg	—	8,541	—	8,541
Netherlands	—	26,376	—	26,376
Philippines	8,264	10,280	—	18,544
Portugal	—	9,008	—	9,008
South Korea	—	3,264	—	3,264
Spain	10,226	24,511	—	34,737
Sweden	—	23,679	—	23,679
Switzerland(3)	—	8,610	—	8,610
Taiwan	—	3,480	—	3,480
Turkey	—	5,157	—	5,157
United Kingdom(3)	10,109	41,903	—	52,012
United States	8,179	—	—	8,179
Vietnam(3)	—	9,963	—	9,963
Short-Term Investment
Repurchase Agreement	—	2,627	—	2,627
Total	$137,871	$536,618	$—	$674,489

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $42,200,231 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(i)) on January 31, 2019. Securities in the amount of $6,328,488 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.18%

Australia 3.72%

Capital Markets 0.90%
Macquarie Group Ltd.	73,666	$6,265
Hotels, Restaurants & Leisure 0.98%
Crown Resorts Ltd.	787,229	6,860
Metals & Mining 1.84%
BHP Group Ltd.	503,189	12,848
Total Australia		25,973

Belgium 1.64%

Beverages 0.56%
Anheuser-Busch InBev SA	51,040	3,900
Insurance 1.08%
Ageas	162,776	7,568
Total Belgium		11,468

Canada 3.67%

Banks 2.50%
Bank of Nova Scotia (The)	110,500	6,291
Royal Bank of Canada	147,400	11,220
		17,511
Oil, Gas & Consumable Fuels 1.17%
Pembina Pipeline Corp.	228,800	8,153
Total Canada		25,664

China 2.02%

Banks 1.00%
China Construction Bank Corp. Class H	7,777,000	7,005
Oil, Gas & Consumable Fuels 1.02%
CNOOC Ltd.	4,261,000	7,122
Total China		14,127

Denmark 0.96%

Insurance
Tryg A/S	264,020	6,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.79%

Communications Equipment
Nokia OYJ	1,983,021	$12,528

France 9.71%

Automobiles 0.63%
Renault SA	61,766	4,371
Banks 1.42%
BNP Paribas SA	210,503	9,920
Construction & Engineering 0.60%
Vinci SA	47,339	4,165
Food Products 1.46%
Danone SA	140,646	10,235
Oil, Gas & Consumable Fuels 2.93%
Total SA	372,878	20,442
Pharmaceuticals 2.67%
Sanofi	214,903	18,679
Total France		67,812

Germany 11.75%

Auto Components 1.23%
Continental AG	54,266	8,576
Automobiles 1.61%
Volkswagen AG	64,461	11,245
Chemicals 1.35%
BASF SE	128,768	9,433
Hotels, Restaurants & Leisure 1.30%
TUI AG	601,366	9,106
Insurance 2.85%
Allianz SE Registered Shares	93,948	19,933
Multi-Utilities 1.45%
E. On SE	909,942	10,115
Pharmaceuticals 1.08%
Bayer AG Registered Shares	99,828	7,567
Real Estate Management & Development 0.88%
Vonovia SE	122,173	6,140
Total Germany		82,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 2.67%

Commercial Services & Supplies 1.38%
China Everbright International Ltd.	9,538,925	$9,633
Real Estate Management & Development 1.29%
Kerry Properties Ltd.	2,162,878	8,983
Total Hong Kong		18,616

India 0.51%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	380,139	3,570

Ireland 1.06%

Banks
Bank of Ireland Group plc	1,228,953	7,374

Italy 2.27%

Banks 1.07%
Intesa Sanpaolo SpA	3,254,699	7,447
Oil, Gas & Consumable Fuels 1.20%
Eni SpA	495,833	8,407
Total Italy		15,854

Japan 14.28%

Automobiles 2.70%
Toyota Motor Corp.	306,900	18,890
Banks 1.87%
Sumitomo Mitsui Financial Group, Inc.	350,500	13,039
Commercial Services & Supplies 0.51%
Park24 Co., Ltd.	147,900	3,529
Diversified Financial Services 1.24%
ORIX Corp.	573,300	8,648
Household Durables 1.48%
Sony Corp.	207,000	10,372
Insurance 1.67%
Tokio Marine Holdings, Inc.	238,200	11,664
Machinery 1.30%
Komatsu Ltd.	345,700	9,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trading Companies & Distributors 2.53%
ITOCHU Corp.	486,200	$8,919
Mitsubishi Corp.	298,900	8,760
		17,679
Wireless Telecommunication Services 0.98%
KDDI Corp.	274,100	6,848
Total Japan		99,772

Luxembourg 1.53%

Real Estate Management & Development
Aroundtown SA	1,204,155	10,652

Macau 1.04%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,517,200	7,278

Mexico 0.72%

Banks
Grupo Financiero Banorte SAB de CV	907,666	5,039

Netherlands 6.77%

Banks 1.75%
ING Groep NV	1,030,882	12,232
Health Care Equipment & Supplies 1.10%
Koninklijke Philips NV	194,566	7,671
Insurance 0.94%
ASR Nederland NV	155,678	6,566
Oil, Gas & Consumable Fuels 2.98%
Royal Dutch Shell PLC Class A ADR	336,821	20,792
Total Netherlands		47,261

New Zealand 1.34%

Diversified Telecommunication Services
Spark New Zealand Ltd.	3,320,825	9,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Russia 1.76%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	153,190	$12,301

Singapore 1.39%

Banks
DBS Group Holdings Ltd.	546,600	9,742

Spain 1.30%

Banks 1.01%
Banco Bilbao Vizcaya Argentaria SA	1,185,350	7,035
Electric: Utilities 0.29%
Red Electrica Corp. SA	88,794	2,047
Total Spain		9,082

Switzerland 6.37%

Insurance 2.14%
Swiss Life Holding AG Registered Shares *	36,253	14,956
Pharmaceuticals 4.23%
Novartis AG Registered Shares	238,112	20,787
Roche Holding AG	32,952	8,767
		29,554
Total Switzerland		44,510

Taiwan 1.24%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	665,000	3,644
Taiwan Semiconductor Manufacturing Co., Ltd.	676,000	5,015
		8,659
Total Taiwan		8,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 15.34%

Aerospace & Defense 1.68%
BAE Systems plc	1,740,378	$11,708
Banks 1.89%
Royal Bank of Scotland Group PLC	4,171,536	13,233
Beverages 1.16%
Coca-Cola European Partners plc *	172,803	8,109
Equity Real Estate Investment Trusts 1.24%
Derwent London plc	202,985	8,634
Household Durables 1.08%
Persimmon plc	241,378	7,530
Metals & Mining 2.01%
Anglo American plc	549,858	14,052
Multi-Utilities 1.58%
National Grid plc	1,011,081	11,010
Personal Products 0.98%
Unilever NV CVA	128,470	6,880
Pharmaceuticals 1.12%
AstraZeneca plc	107,551	7,791
Tobacco 1.56%
British American Tobacco plc	107,111	3,776
Imperial Brands plc	215,614	7,157
		10,933
Wireless Telecommunication Services 1.04%
Vodafone Group plc	3,982,526	7,263
Total United Kingdom		107,143

United States 2.33%

Exchange- Traded Funds
iShares MSCI Japan ETF	299,937	16,281
Total Common Stocks (cost $683,082,378)		678,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $11,305,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $11,494,540; proceeds: $11,269,543 (cost $11,269,089)	$11,269	$11,269
Total Investments in Securities 98.79% (cost $694,351,467)		690,161
Foreign Cash and Other Assets in Excess of Liabilities 1.21%		8,474
Net Assets 100.00%		$698,635

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
ETF	Exchange Traded Fund.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$25,973	$—	$25,973
Belgium	—	11,468	—	11,468
Canada	25,664	—	—	25,664
China	—	14,127	—	14,127
Denmark	—	6,736	—	6,736
Finland	—	12,528	—	12,528
France	—	67,812	—	67,812
Germany	—	82,115	—	82,115
Hong Kong	—	18,616	—	18,616
India	—	3,570	—	3,570
Ireland	—	7,374	—	7,374
Italy	—	15,854	—	15,854
Japan	—	99,772	—	99,772
Luxembourg	—	10,652	—	10,652
Macau	—	7,278	—	7,278
Mexico	5,039	—	—	5,039
Netherlands	20,792	26,469	—	47,261
New Zealand	—	9,335	—	9,335
Russia	—	12,301	—	12,301
Singapore	—	9,742	—	9,742
Spain	—	9,082	—	9,082
Switzerland	—	44,510	—	44,510
Taiwan	—	8,659	—	8,659
United Kingdom(3)	—	107,143	—	107,143
United States	16,281	—	—	16,281
Short-Term Investment
Repurchase Agreement	—	11,269	—	11,269
Total	$67,776	$622,385	$—	$690,161

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $7,727,552 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(i)) on January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.38%

Aerospace & Defense 1.72%

Aerovironment, Inc.*	30,824	$2,394

Air Freight & Logistics 0.94%

Echo Global Logistics, Inc.*	54,978	1,306

Banks 3.24%

Bridge Bancorp, Inc.	22,752	701
Bryn Mawr Bank Corp.	27,336	1,011
Byline Bancorp, Inc.*	52,963	1,000
CenterState Bank Corp.	44,304	1,099
Heritage Commerce Corp.	53,185	706
Total		4,517

Beverages 1.36%

MGP Ingredients, Inc.	26,333	1,890

Biotechnology 16.81%

Arena Pharmaceuticals, Inc.*	21,765	1,000
Audentes Therapeutics, Inc.*	43,066	1,068
CareDx, Inc.*	117,731	3,300
Deciphera Pharmaceuticals, Inc.*	60,737	1,632
Denali Therapeutics, Inc.*	121,629	2,318
Homology Medicines, Inc.*	53,773	1,090
Intellia Therapeutics, Inc.*	70,764	1,001
Mirati Therapeutics, Inc.*	57,969	3,830
Myovant Sciences Ltd. (United Kingdom)*(a)	154,121	2,842
Repligen Corp.*	26,154	1,491
Rocket Pharmaceuticals, Inc.*	63,482	913
Spark Therapeutics, Inc.*	12,563	601
uniQure NV (Netherlands)*(a)	28,608	980
Xencor, Inc.*	36,973	1,335
Total		23,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
Communications Equipment 4.00%

Calix, Inc.*	190,812	$2,076
Comtech Telecommunications Corp.	82,857	2,069
Quantenna Communications, Inc.*	94,947	1,419
Total		5,564

Construction & Engineering 2.62%

NV5 Global, Inc.*	51,470	3,643

Electronic Equipment, Instruments & Components 5.29%

Badger Meter, Inc.	30,220	1,595
Control4 Corp.*	41,579	826
OSI Systems, Inc.*	36,560	3,279
Vishay Precision Group, Inc.*	49,681	1,661
Total		7,361

Energy Equipment & Services 0.76%

Solaris Oilfield Infrastructure, Inc. Class A	70,624	1,062

Food & Staples Retailing 1.56%

Chefs’ Warehouse, Inc. (The)*	67,664	2,173

Health Care Equipment & Supplies 13.35%

ElectroCore, Inc.*	41,989	280
Glaukos Corp.*	50,248	3,205
iRhythm Technologies, Inc.*	40,069	3,406
Neuronetics, Inc.*	80,945	1,386
Sientra, Inc.*	60,956	678
Tactile Systems Technology, Inc.*	54,383	3,621
Tandem Diabetes Care, Inc.*	109,750	4,772
Vapotherm, Inc.*	73,264	1,233
Total		18,581

Health Care Providers & Services 1.49%

PetIQ, Inc.*	68,321	2,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
Health Care Technology 2.13%

Inspire Medical Systems, Inc.*	55,245	$2,963

Hotels, Restaurants & Leisure 0.38%

Habit Restaurants, Inc. (The) Class A*	52,013	532

Household Durables 3.12%

LGI Homes, Inc.*	36,811	2,183
Lovesac Co. (The)*	90,761	2,167
Total		4,350

Information Technology Services 1.02%

Endava PLC ADR*	60,519	1,422

Insurance 4.18%

eHealth, Inc.*	45,824	2,803
Goosehead Insurance, Inc. Class A*	60,097	1,727
Trupanion, Inc.*	48,505	1,288
Total		5,818

Interactive Media & Services 1.99%

Care.com, Inc.*	116,689	2,774

Internet & Direct Marketing Retail 0.70%

Gaia, Inc.*	82,814	974

Leisure Equipment & Products 1.80%

YETI Holdings, Inc.*	147,680	2,512

Leisure Products 2.65%

Malibu Boats, Inc. Class A*	90,876	3,685

Life Sciences Tools & Services 1.35%

Codexis, Inc.*	99,595	1,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2019

Investments	Shares	Fair Value (000)
Machinery 3.92%

DMC Global, Inc.	39,758	$1,372
Federal Signal Corp.	47,301	1,040
Kornit Digital Ltd. (Israel)*(a)	86,853	1,664
TriMas Corp.*	47,643	1,381
Total		5,457

Pharmaceuticals 1.17%

MyoKardia, Inc.*	39,427	1,632

Professional Services 2.57%

Upwork, Inc.*	72,255	1,395
Willdan Group, Inc.*	65,027	2,188
Total		3,583

Semiconductors & Semiconductor Equipment 1.61%

Aquantia Corp.*	72,939	643
CEVA, Inc.*	27,770	790
Ichor Holdings Ltd.*	39,055	803
Total		2,236

Software 14.75%

8x8, Inc.*	67,565	1,190
Alteryx, Inc. Class A*	22,731	1,617
Appfolio, Inc. Class A*	18,803	1,190
Appian Corp.*	81,347	2,619
Everbridge, Inc.*	67,741	4,191
Five9, Inc.*	47,788	2,443
Mimecast Ltd.*	18,668	701
SendGrid, Inc.*	62,921	3,403
SVMK, Inc.*	133,783	1,741
Upland Software, Inc.*	46,266	1,445
Total		20,540

Specialty Retail 0.90%

At Home Group, Inc.*	56,859	1,253
Total Common Stocks (cost $105,990,439)		135,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.25%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $1,750,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $1,779,341; proceeds: $1,743,602 (cost $1,743,531)	$1,744	$1,744
Total Investments in Securities 98.63% (cost $107,733,970)		137,319
Other Assets in Excess of Liabilities 1.37%		1,905
Net Assets 100.00%		$139,224

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$135,575	$—	$—	$135,575
Short-Term Investment
Repurchase Agreement	—	1,744	—	1,744
Total	$135,575	$1,744	$—	$137,319

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.23%

Banks 13.57%
Ameris Bancorp	30,574	$1,161
CenterState Bank Corp.	97,834	2,426
FB Financial Corp.	118,537	3,921
First Merchants Corp.	39,421	1,444
National Commerce Corp.*	69,577	2,833
Seacoast Banking Corp. of Florida*	175,434	4,828
Total		16,613

Beverages 5.00%

Cott Corp.	402,730	6,113

Building Products 5.57%

Advanced Drainage Systems, Inc.	79,505	2,028
Gibraltar Industries, Inc.	134,393	4,791
Total		6,819

Capital Markets 2.15%

BrightSphere Investment Group PLC (United Kingdom)(a)	212,183	2,625

Chemicals 2.45%

Chase Corp.	29,705	2,995

Commercial Services & Supplies 3.98%

SP Plus Corp.*	147,224	4,873

Communications Equipment 1.72%

Plantronics, Inc.	54,370	2,109

Construction & Engineering 7.28%

Arcosa, Inc.	152,591	4,491
Primoris Services Corp.	221,666	4,422
Total		8,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
Consumer Finance 3.09%

EZCORP, Inc. Class A	405,305	$3,777

Electronic Equipment, Instruments & Components 2.88%

Vishay Precision Group, Inc.*	105,580	3,530

Entertainment 3.46%

IMAX Corp. (Canada)*(a)	203,557	4,228

Equity Real Estate Investment Trusts 3.16%

Innovative Industrial Properties, Inc.	62,511	3,871

Gas Utilities 4.21%

Chesapeake Utilities Corp.	56,840	5,148

Hotels, Restaurants & Leisure 7.68%

Century Casinos, Inc.*	708,166	5,432
Denny’s Corp.*	224,279	3,967
Total		9,399

Insurance 2.82%

Argo Group International Holdings Ltd.	51,755	3,454

Life Sciences Tools & Services 4.33%

Cambrex Corp.	71,091	3,103
Codexis, Inc.*	116,578	2,194
Total		5,297

Machinery 11.61%

Blue Bird Corp.*	152,443	3,029
Columbus McKinnon Corp.	90,322	3,270
Federal Signal Corp.	219,441	4,823
Milacron Holdings Corp.*	222,812	3,088
Total		14,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2019

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 0.97%

Centennial Resource Development, Inc. Class A*	90,481	$1,192

Paper & Forest Products 3.14%

Neenah, Inc.	55,187	3,845

Professional Services 1.74%

ICF International, Inc.	32,346	2,132

Semiconductors & Semiconductor Equipment 1.64%

Brooks Automation, Inc.	64,642	2,012

Textiles, Apparel & Luxury Goods 2.33%

Oxford Industries, Inc.	37,175	2,847

Trading Companies & Distributors 3.45%

Lawson Products, Inc.*	142,476	4,217
Total Common Stocks (cost $103,395,027)		120,219

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.92%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $2,380,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 4/15/2023; value: $2,399,730; proceeds: $2,351,302 (cost $2,351,207)	$2,351	2,351
Total Investments in Securities 100.15% (cost $105,746,234)		122,570
Liabilities in Excess of Other Assets (0.15)%		(187)
Net Assets 100.00%		$122,383

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$120,219	$—	$—	$120,219
Short-Term Investment
Repurchase Agreement	—	2,351	—	2,351
Total	$120,219	$2,351	$—	$122,570

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.86%

Aerospace & Defense 1.78%

Teledyne Technologies, Inc.*	178,670	$40,061

Auto Components 3.60%

Dorman Products, Inc.	396,095	34,044
LCI Industries	140,752	11,603
Lear Corp.	227,900	35,081
Total		80,728

Banks 8.18%

Citizens Financial Group, Inc.	674,496	22,879
Cullen/Frost Bankers, Inc.	577,657	56,195
East West Bancorp, Inc.	335,514	16,883
Webster Financial Corp.	436,188	23,502
Western Alliance Bancorp*	1,015,095	44,948
Zions Bancorp NA	401,622	19,113
Total		183,520

Beverages 1.85%

Cott Corp.	2,728,368	41,417

Building Products 3.17%

Allegion plc (Ireland)(a)	401,987	34,515
Gibraltar Industries, Inc.	322,503	11,497
Simpson Manufacturing Co., Inc.	407,996	25,043
Total		71,055

Capital Markets 2.45%

Moelis & Co. Class A	518,110	22,667
Raymond James Financial, Inc.	400,458	32,237
Total		54,904

Chemicals 3.25%

Ashland Global Holdings, Inc.	316,568	24,028
Valvoline, Inc.	2,217,013	49,018
Total		73,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Shares	Fair Value (000)
Communications Equipment 0.90%

Plantronics, Inc.	522,835	$20,281

Construction & Engineering 1.38%

Jacobs Engineering Group, Inc.	478,010	30,975

Containers & Packaging 1.85%

Berry Global Group, Inc.*	451,328	22,228
Westrock Co.	471,279	19,186
Total		41,414

Diversified Telecommunication Services 1.25%

Zayo Group Holdings, Inc.*	1,025,471	28,149

Electrical Equipment 2.85%

EnerSys	310,100	26,439
Hubbell, Inc.	343,884	37,597
Total		64,036

Electronic Equipment, Instruments & Components 5.32%

Amphenol Corp. Class A	347,834	30,582
Belden, Inc.	365,123	19,574
FLIR Systems, Inc.	844,760	41,292
Littelfuse, Inc.	159,640	28,052
Total		119,500

Energy Equipment & Services 1.09%

Helmerich & Payne, Inc.	435,468	24,382

Entertainment 0.85%

Live Nation Entertainment, Inc.*	356,010	19,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 3.38%

Alexandria Real Estate Equities, Inc.	311,418	$41,017
Highwoods Properties, Inc.	336,655	14,920
Pebblebrook Hotel Trust	623,737	19,991
Total		75,928

Food & Staples Retailing 1.75%

Sprouts Farmers Market, Inc.*	1,638,227	39,285

Food Products 0.74%

TreeHouse Foods, Inc.*	284,500	16,603

Health Care Equipment & Supplies 7.03%

Cooper Cos., Inc. (The)	82,260	22,931
Hill-Rom Holdings, Inc.	457,998	45,809
LivaNova plc (United Kingdom)*(a)	279,597	25,812
STERIS plc (United Kingdom)(a)	259,784	29,631
Teleflex, Inc.	122,653	33,546
Total		157,729

Health Care Providers & Services 1.69%

Encompass Health Corp.	568,427	37,994

Health Care Technology 0.67%

Medidata Solutions, Inc.*	212,707	15,094

Hotels, Restaurants & Leisure 2.03%

Dunkin’ Brands Group, Inc.	504,957	34,534
Texas Roadhouse, Inc.	180,023	10,952
Total		45,486

Information Technology Services 8.14%

Amdocs Ltd.	782,126	43,705
Booz Allen Hamilton Holding Corp.	1,087,085	53,409
Conduent, Inc.*	3,626,307	46,235
Fidelity National Information Services, Inc.	375,908	39,294
Total		182,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Shares	Fair Value (000)
Insurance 4.72%

Argo Group International Holdings Ltd.	185,351	$12,370
Axis Capital Holdings Ltd.	335,212	17,951
Fidelity National Financial, Inc.	435,296	15,740
Hanover Insurance Group, Inc. (The)	252,038	28,742
RenaissanceRe Holdings Ltd.	224,848	31,036
Total		105,839

Life Sciences Tools & Services 5.35%

Charles River Laboratories International, Inc.*	390,794	48,142
ICON plc (Ireland)*(a)	207,317	29,000
PerkinElmer, Inc.	473,729	42,872
Total		120,014

Machinery 3.05%

Crane Co.	478,795	39,625
Rexnord Corp.*	1,103,324	28,852
Total		68,477

Media 1.02%

Interpublic Group of Cos., Inc. (The)	1,009,493	22,966

Metals & Mining 1.66%

Reliance Steel & Aluminum Co.	456,129	37,348

Multi-Utilities 1.82%

CMS Energy Corp.	784,299	40,893

Oil, Gas & Consumable Fuels 3.28%

Centennial Resource Development, Inc. Class A*	1,776,800	23,400
Cimarex Energy Co.	167,154	12,593
EQT Corp.	692,172	13,477
Parsley Energy, Inc. Class A*	1,304,573	24,239
Total		73,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Shares	Fair Value (000)
Professional Services 0.89%

Robert Half International, Inc.	311,139	$20,047

Road & Rail 1.06%

Old Dominion Freight Line, Inc.	175,575	23,866

Semiconductors & Semiconductor Equipment 1.27%

Entegris, Inc.	862,159	28,494

Software 2.25%

FireEye, Inc.*	1,320,913	23,354
Ultimate Software Group, Inc. (The)*	99,700	27,225
Total		50,579

Specialty Retail 3.94%

Advance Auto Parts, Inc.	173,544	27,628
Burlington Stores, Inc.*	149,961	25,750
Foot Locker, Inc.	627,570	35,075
Total		88,453

Textiles, Apparel & Luxury Goods 2.49%

Steven Madden Ltd.	794,830	25,951
Wolverine World Wide, Inc.	871,246	29,893
Total		55,844

Water Utilities 1.86%

American Water Works Co., Inc.	436,171	41,728
Total Common Stocks (cost $1,879,053,133)		2,241,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 1/31/2019, 1.45% due 2/1/2019 with Fixed Income Clearing Corp. collateralized by $9,535,000 of U.S. Treasury Note at 2.75% due 4/30/2023; value: $9,694,864; proceeds: $9,503,409 (cost $9,503,026)	$9,503	$9,503
Total Investments in Securities 100.29% (cost $1,888,556,159)		2,251,040
Liabilities in Excess of Other Assets (0.29)%		(6,430)
Net Assets 100.00%		$2,244,610

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,241,537	$—	$—	$2,241,537
Short-Term Investment
Repurchase Agreement	—	9,503	—	9,503
Total	$2,241,537	$9,503	$—	$2,251,040

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2019.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Global Select Equity (“Global Select Equity”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Global Equity Research Fund’s, Global Select Equity Fund’s, International Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Focused Growth Fund and Growth Leaders Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-Global Equity Research Fund, Global Select Equity Fund, International Value Fund, International Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Options-Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of January 31 2019, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(continued)

	Alpha Strategy Fund	Focused Growth Fund	Fundamental Equity Fund
Tax cost	$1,030,295,305	$1,975,213	$1,757,645,307
Gross unrealized gain	13,758,201	—	283,602,985
Gross unrealized loss	(95,966,831)	(271)	(30,170,037)
Net unrealized security gain (loss)	$(82,208,630)	$(271)	$253,432,948

	Global Equity Research Fund	Global Select Equity Fund	Growth Leaders Fund
Tax cost	$7,256,164	$2,208,730	$3,225,506,823
Gross unrealized gain	365,593	47,696	289,541,459
Gross unrealized loss	(394,483)	(166,764)	(57,915,423)
Net unrealized security gain (loss)	$(28,890)	$(119,068)	$231,626,036

	International Equity Fund	International Opportunities Fund	International Value Fund
Tax cost	$524,241,630	$754,925,455	$707,066,847
Gross unrealized gain	18,921,563	20,926,163	31,730,588
Gross unrealized loss	(13,779,696)	(101,362,127)	(48,636,158)
Net unrealized security gain (loss)	$5,141,867	$(80,435,964)	$(16,905,570)

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$108,187,725	$105,862,358	$1,893,667,727
Gross unrealized gain	35,627,130	21,929,601	462,215,925
Gross unrealized loss	(6,495,989)	(5,222,288)	(104,844,105)
Net unrealized security gain	$29,131,141	$16,707,313	$357,371,820

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

There were no fund entered into forward foreign currency exchange contracts during the period ended January 31, 2019 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. International Opportunities and Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2019:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2018	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2019	Fair Value at 1/31/2019	Net Realized Gain 11/1/2018 to 1/31/2019		Dividend Income 11/1/2018 to 1/31/2019	Change in Appreciation (Depreciation) 11/1/2018 to 1/31/2019
Lord Abbett Developing Growth Fund, Inc. - Class I	6,541,320	1,791,547	(662,128)	7,670,739	$195,757,262	$38,993,058	(a)	$—	$(35,622,173)
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,327,866	1,465,268	—	11,793,135	183,737,036	16,427,382	(b)	2,371,585	(16,592,149)
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,184,452	1,881,786	(655,900)	6,410,338	96,347,384	22,683,291	(c)	—	(20,396,944)
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,401,681	552,921	(372,881)	3,581,721	94,163,446	14,340,866	(d)	—	(15,306,438)
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,664,921	1,385,824	(708,331)	9,342,414	188,903,613	12,184,855	(e)	—	(19,530,584)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10,300,878	1,025,112	(1,047,968)	10,278,022	187,985,016	19,134,546	(f)	604,961	(22,308,991)
Total					$946,893,757	$123,763,998		$2,976,546	$(129,757,279)

(a)	Includes $40,614,359 of distributed capital gains.
(b)	Includes $16,427,382 of distributed capital gains.
(c)	Includes $25,874,563 of distributed capital gains.
(d)	Includes $14,331,707 of distributed capital gains.
(e)	Includes $25,942,632 of distributed capital gains.
(f)	Includes $17,898,308 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2019, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.67%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund -Class I	19.95%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	19.40%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.16%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	9.94%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.85%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.44%
Etsy, Inc.	2.38%
Glaukos Corp.	2.11%
Everbridge, Inc.	2.09%
Chegg, Inc.	2.09%
Five9, Inc.	2.07%
Insperity, Inc.	2.03%
SendGrid, Inc.	2.02%
Aerovironment, Inc.	2.02%
Penumbra, Inc.	1.95%

Holdings by Sector*	% of Investments
Communication Services	4.04%
Consumer Discretionary	18.06%
Consumer Staples	2.64%
Energy	0.98%
Financial Services	3.53%
Health Care	26.54%
Industrials	14.00%
Information Technology	29.54%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
Entertainment One Ltd.	2.07%
Applus Services SA	1.78%
Xinyi Glass Holdings Ltd.	1.66%
GLP J-Reit	1.60%
Interfor Corp.	1.57%
Bravida Holding AB	1.57%
Buzzi Unicem SpA	1.53%
Kenedix, Inc.	1.53%
Alliance Global Group, Inc.	1.52%
Aedas Homes SAU	1.52%

Holdings by Sector*	% of Investments
Communication Services	5.07%
Consumer Discretionary	15.89%
Consumer Staples	7.52%
Energy	3.14%
Financial Services	14.81%
Health Care	7.73%
Industrials	19.97%
Information Technology	5.72%
Materials	8.78%
Real Estate	8.68%
Utilities	2.30%
Repurchase Agreement	0.39%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Tandem Diabetes Care, Inc.	3.48%
Everbridge, Inc.	3.05%
Mirati Therapeutics, Inc.	2.79%
Malibu Boats, Inc. Class A	2.68%
NV5 Global, Inc.	2.65%
Tactile Systems Technology, Inc.	2.64%
iRhythm Technologies, Inc.	2.48%
SendGrid, Inc.	2.48%
CareDx, Inc.	2.40%
OSI Systems, Inc.	2.39%

Holdings by Sector*	% of Investments
Communication Services	2.02%
Consumer Discretionary	9.69%
Consumer Staples	2.96%
Energy	0.77%
Financial Services	7.53%
Health Care	36.80%
Industrials	11.93%
Information Technology	27.03%
Repurchase Agreement	1.27%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Cott Corp. (Canada)	4.99%
Century Casinos, Inc.	4.43%
Chesapeake Utilities Corp.	4.20%
SP Plus Corp.	3.98%
Seacoast Banking Corp. of Florida	3.94%
Federal Signal Corp.	3.93%
Gibraltar Industries, Inc.	3.91%
Arcosa, Inc.	3.66%
Primoris Services Corp.	3.61%
IMAX Corp. (Canada)	3.45%

Holdings by Sector*	% of Investments
Communication Services	3.45%
Consumer Discretionary	9.99%
Consumer Staples	4.99%
Energy	0.97%
Financial Services	21.60%
Health Care	4.32%
Industrials	33.58%
Information Technology	6.24%
Materials	5.58%
Real Estate	3.16%
Utilities	4.20%
Repurchase Agreement	1.92%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Cott Corp.	3.19%
IDACORP, Inc.	3.08%
Booz Allen Hamilton Holding Corp.	2.76%
Federal Signal Corp.	2.65%
Wolverine World Wide, Inc.	2.58%
Teledyne Technologies, Inc.	2.50%
Charles River Laboratories International, Inc.	2.48%
First Industrial Realty Trust, Inc.	2.37%
Argo Group International Holdings Ltd.	2.32%
First Merchants Corp.	2.25%

Holdings by Sector*	% of Investments
Capital Goods	0.74%
Communication Services	1.25%
Consumer Staples	5.30%
Energy	2.11%
Financial Services	15.89%
Health Care	11.65%
Industrials	19.30%
Information Technology	16.17%
Materials	7.08%
Mortgage Backed	11.47%
Real Estate	3.59%
Utilities	3.08%
Repurchase Agreement	2.37%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Cullen/Frost Bankers, Inc.	2.50%
Booz Allen Hamilton Holding Corp.	2.37%
Valvoline, Inc.	2.18%
Charles River Laboratories International, Inc.	2.14%
Conduent, Inc.	2.05%
Hill-Rom Holdings, Inc.	2.04%
Western Alliance Bancorp	2.00%
Amdocs Ltd.	1.94%
PerkinElmer, Inc.	1.90%
American Water Works Co., Inc.	1.85%

Holdings by Sector*	% of Investments
Communication Services	2.10%
Consumer Discretionary	13.04%
Consumer Staples	4.32%
Energy	4.36%
Financial Services	15.29%
Health Care	14.70%
Industrials	14.15%
Information Technology	17.84%
Materials	6.74%
Real Estate	3.37%
Utilities	3.67%
Repurchase Agreement	0.42%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2019